Gabelli Media Mogul Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.9%
	Content Creation and Aggregation — 56.2%
11,000	Discovery Inc., Cl. C†	$312,950
933	Fox Corp., Cl. B	34,082
5,000	GCI Liberty Inc., Cl. A†	307,300
8,000	Grupo Televisa SAB, ADR	67,520
14,000	ITV plc	19,202
4,500	Liberty Latin America Ltd., Cl. C†	77,355
15,100	Liberty Media Corp.- Liberty Braves, Cl. C†	422,347
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	286,880
12,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	455,760
4,700	Lions Gate Entertainment Corp., Cl. B	54,567
2,900	Live Nation Entertainment Inc.†	192,125
14,000	Sirius XM Holdings Inc.	78,120
650	The Madison Square Garden Co., Cl. A†	181,961
4,100	Viacom Inc., Cl. A	139,810

		2,629,979

	Digital Marketing and Retail — 6.0%
300	Liberty Expedia Holdings Inc., Cl. B†	14,453
9,500	Liberty TripAdvisor Holdings Inc., Cl. A†	117,800
12,000	Qurate Retail Inc.†	148,680

		280,933

	Diversified Consumer Services — 1.0%
23,000	Ascent Capital Group Inc., Cl. A†	24,840
2,000	Trine Acquisition Corp.†	20,130

		44,970

	Financial Services — 3.1%
350	LendingTree Inc.†	147,011

	Information Technology — 1.7%
1,700	Liberty Expedia Holdings Inc., Cl. A†	81,243

	Telecommunication Services — 6.2%
1,000	AT&T Inc.	33,510
4,100	Loral Space & Communications Inc.†	141,491
3,500	Zayo Group Holdings Inc.†	115,185

		290,186

Shares		Market Value
	Telecommunications — 0.5%
6,000	Megacable Holdings SAB de CV	$25,571

	TV and Broadband Services — 15.0%
250	Charter Communications Inc., Cl. A†	98,795
2,800	Liberty Broadband Corp., Cl. A†	287,952
8,500	Liberty Global plc, Cl. C†	225,505
1,600	Telenet Group Holding NV	89,148

		701,400

	Wireless Telecommunication Services — 4.2%
1,900	Millicom International Cellular SA	106,143
1,200	T-Mobile US Inc.†	88,968

		195,111

	TOTAL COMMON STOCKS	4,396,404

	PREFERRED STOCKS — 1.3%
	Content Creation and Aggregation — 1.3%
2,422	GCI Liberty Inc., 7.000%, Ser. A	60,187

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.8%
$225,000	U.S. Treasury Bills, 2.111% to 2.363%††, 07/25/19 to 09/26/19	224,245

	TOTAL INVESTMENTS — 98.7% (Cost $4,123,482)	$4,680,836

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Gabelli Pet Parents’ Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 79.0%
	Consumer Products — 4.8%
1,700	Oil-Dri Corp. of America	$57,868
500	Spectrum Brands Holdings Inc.	26,885

		84,753

	Consumer Services — 2.2%
20	Amazon.com Inc.†	37,873

	Diagnostics — 5.8%
700	Heska Corp.†	59,619
150	IDEXX Laboratories Inc.†	41,299

		100,918

	Pet Food/Nutrition — 4.1%
250	Colgate-Palmolive Co.	17,917
500	Freshpet Inc.†	22,755
200	General Mills Inc.	10,504
200	Nestlé SA	20,705

		71,881

	Pet Healthcare — 10.5%
6,500	Covetrus Inc.†	158,990
1,500	CVS Group plc	13,782
500	Patterson Cos. Inc.	11,450

		184,222

	Pet Products — 8.9%
2,500	Central Garden & Pet Co.†	67,375
250	Church & Dwight Co. Inc.	18,265
100	The Clorox Co.	15,311
400	zooplus AG†	54,490

		155,441

	Pet Services — 15.5%
4,000	PetIQ Inc.†	131,840
32,500	Pets at Home Group plc	77,223
150	Tractor Supply Co.	16,320

Shares		Market Value

1,300	Trupanion Inc.†	$46,969

		272,352

	Pharmaceuticals — 25.7%
20,000	Animalcare Group plc	40,258
10,000	Aratana Therapeutics Inc.†	51,600
1,500	Dechra Pharmaceuticals plc	52,309
8,000	Eco Animal Health Group plc	38,607
1,250	Elanco Animal Health Inc.†	42,250
13,000	Kindred Biosciences Inc.†	108,290
1,000	Phibro Animal Health Corp., Cl. A	31,770
750	Zoetis Inc.	85,118

		450,202

	Retail — 1.5%
500	CVS Health Corp.	27,245

	TOTAL COMMON STOCKS	1,384,887

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 21.0%
$370,000	U.S. Treasury Bills, 2.111% to 2.368%††, 07/25/19 to 09/26/19	368,930

	TOTAL INVESTMENTS — 100.0% (Cost $1,664,440)	$1,753,817

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

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